Property and Equipment, Net - Summary of Depreciation Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 12,143,925	¥ 10,003,655	¥ 4,291,284
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation expense	3,463,304	3,182,644	156,725
Research and Development Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	6,653,321	5,075,929	3,238,987
Sales and Marketing Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	973,899	959,610	417,934
General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 1,053,401	¥ 785,472	¥ 477,638